AST BOND PORTFOLIO 2025
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.0%
Asset-Backed Securities — 39.6%
Collateralized Loan Obligations — 39.2%
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.159%(c)	04/30/31	250	$250,197
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.105%(c)	04/24/31	250	250,125
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.184%(c)	04/20/31	250	249,923
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.374%(c)	01/17/30	248	247,988
			998,233
Student Loan — 0.4%
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	9	9,178

Total Asset-Backed Securities (cost $1,007,033)			1,007,411
Commercial Mortgage-Backed Securities — 14.6%
BANK,
Series 2017-BNK04, Class A1
2.002%	05/15/50	28	27,523
Series 2017-BNK07, Class A1
1.984%	09/15/60	5	4,659
Series 2018-BN14, Class A1
3.277%	09/15/60	72	73,842
CD Mortgage Trust,
Series 2017-CD05, Class A1
2.028%	08/15/50	52	52,030
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A1
1.499%	08/10/49	15	15,448
Commercial Mortgage Trust,
Series 2014-CR19, Class A4
3.532%	08/10/47	78	82,864
GS Mortgage Securities Trust,
Series 2014-GC20, Class A4
3.721%	04/10/47	7	7,860
Series 2014-GC22, Class A3
3.516%	06/10/47	19	19,230
Series 2017-GS07, Class A1
1.950%	08/10/50	38	38,507
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	19	19,271
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-C19, Class A3
3.669%	04/15/47	30	$30,078

Total Commercial Mortgage-Backed Securities (cost $362,420)			371,312
Corporate Bonds — 19.5%
Agriculture — 0.9%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	20	22,582
Banks — 4.0%
Bank of America Corp.,
Sub. Notes, MTN
4.000%	01/22/25	30	32,628
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	15	15,382
Goldman Sachs Group, Inc. (The),
Sub. Notes
4.250%	10/21/25	30	33,237
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	10	10,230
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	10	10,047
			101,524
Chemicals — 1.3%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	30	34,075
Commercial Services — 1.5%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	35	38,277
Electric — 3.4%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	40	43,985
Evergy, Inc.,
Sr. Unsec’d. Notes
2.450%	09/15/24	40	41,765
			85,750
Insurance — 0.4%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	9	10,461
Pharmaceuticals — 2.8%
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	35	38,202
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AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	30	$32,851
			71,053
Pipelines — 2.6%
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	30	33,296
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	30	32,878
			66,174
Telecommunications — 2.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	20	22,933
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.500%	04/15/25	40	43,061
			65,994

Total Corporate Bonds (cost $457,763)			495,890
Residential Mortgage-Backed Security — 5.4%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	131	137,680
(cost $132,996)
U.S. Treasury Obligations — 17.9%
U.S. Treasury Bonds
2.250%	05/15/41	45	46,807
3.625%	02/15/44(k)	35	45,041
U.S. Treasury Notes
2.125%	05/15/25(k)	345	362,681
U.S. Treasury Strips Coupon
2.395%(s)	11/15/43	2	1,226

Total U.S. Treasury Obligations (cost $438,317)			455,755

Total Long-Term Investments (cost $2,398,529)			2,468,048

	Shares	Value
Short-Term Investment — 5.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $149,574)(wb)	149,574	$149,574

TOTAL INVESTMENTS—102.9% (cost $2,548,103)		2,617,622

Liabilities in excess of other assets(z) — (2.9)%		(74,768)

Net Assets — 100.0%		$2,542,854

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
Strips	Separate Trading of Registered Interest and Principal of Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
17	5 Year U.S. Treasury Notes	Dec. 2021	$2,086,617	$(10,911)
Short Positions:
1	2 Year U.S. Treasury Notes	Dec. 2021	220,055	121
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AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Futures contracts outstanding at September 30, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
1	10 Year U.S. Treasury Notes	Dec. 2021	$131,609	$1,428
1	20 Year U.S. Treasury Bonds	Dec. 2021	159,219	3,170
				4,719
				$(6,192)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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